Cover	May 22, 2023
Cover [Abstract]
Entity Registrant Name	AmeriCrew Inc.
Entity Central Index Key	0001407573
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 22, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	333-174581
Entity Tax Identification Number	87-3422241
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	21 Omaha Street
Entity Address City Or Town	Dumont
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07628
City Area Code	201
Local Phone Number	387-7700